[Ivy Mackenzie Letterhead]

May 5, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:    Office of Filings, Information and Consumer Services

Re:      Mackenzie Solutions (the "Trust")
         File Nos. 333-67705 and 811-09107

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification (1) that the prospectus and statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A and (2) that the Amendment was filed electronically on April 28, 2000 as Accession No. 0000945621-00-000313.

If you have any questions regarding this certification, please call me at 800-456-5111.

Very truly yours,


/s/C. William Ferris
C. William Ferris
Secretary/Treasurer